Share-based compensation - Assumptions used to value the fair value of each option granted (Details)	12 Months Ended
	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Assumptions used to value the fair value of each option granted
Risk-free interest rate	2.51%
Risk-free interest rate, minimum		2.64%	2.70%
Risk-free interest rate, maximum		3.84%	2.88%
Contractual life	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)	16.00%	16.00%	16.00%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	30.00%
Expected volatility, minimum		30.09%	29.77%
Expected volatility, maximum		30.41%	30.16%
Minimum
Assumptions used to value the fair value of each option granted
Exercise price | (per share)	¥ 0	¥ 0	¥ 0	$ 0	$ 0	$ 0
Fair value of the ordinary shares on the date of option grant | (per share)	1.93	2.04	1.35	0.27	0.3	0.19
Maximum
Assumptions used to value the fair value of each option granted
Exercise price | (per share)	1.8	1.8	1.8	0.25	0.25	0.26
Fair value of the ordinary shares on the date of option grant | (per share)	¥ 3.44	¥ 3.1	¥ 1.4	$ 0.48	$ 0.43	$ 0.21